Net Income (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator

A reconciliation of the numerator and denominator used in the calculation is as follows (in thousands, except per share amounts):

	Three Months Ended March 31,
	2017	2016
Numerator:
Net loss	$(5,074)	$(7,852)

Denominator:
Weighted average common shares outstanding	71,575	71,488

Net loss per share
Basic	$(0.07)	$(0.11)
Diluted	$(0.07)	$(0.11)

A reconciliation of the numerator and denominator used in the calculation is as follows (in thousands, except per share amounts):

	Years Ended December 31,
	2016	2015	2014
Numerator:
Net income (loss)—basic	$(24,094)	$43,822	$(21,584)
Less: noncash income from change in fair value of common stock warrants	—	3,906	9,344

Net income (loss)—diluted	(24,094)	39,916	$(30,928)

Denominator:
Weighted-average number of common shares outstanding	71,524	70,242	60,335
Dilutive effect of equity incentive awards	—	1,873	—
Dilutive effect of warrants	—	1,368	3,051

Weighted-average common shares outstanding and dilutive potential common share-diluted	71,524	73,483	63,386

Net income (loss) per share:
Basic	$(0.34)	$0.62	$(0.36)

Diluted	$(0.34)	$0.54	$(0.49)

Warrants, Options and Purchase Rights Excluded from Computation of Diluted Net Income (Loss) Per Share

The following outstanding warrants, options and purchase rights under the Company’s 2004 Employee Stock Purchase Plan (“2004 Purchase Plan”) were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an antidilutive effect (in thousands):

	Three Months Ended March 31,
	2017	2016
Shares issuable upon exercise of warrants	8,300	8,300
Shares issuable upon exercise of stock options	10,827	11,561
Shares issuable related to the 2004 Purchase Plan	20	39

The following warrants, outstanding options and purchase rights under the Company’s 2004 Employee Stock Purchase Plan (“2004 Purchase Plan”) were excluded from the computation of diluted net income (loss) per common share for the periods presented because including them would have had an antidilutive effect (in thousands)

	Years Ended December 31,
	2016	2015	2014
Shares issuable upon exercise of warrants	8,300	8,300	—
Shares issuable upon exercise of stock options	10,942	6,750	8,169
Shares issuable related to the ESPP	31	34	67